Share capital and share-based compensation - Outstanding Shares (Details) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Equity	$ 430.2	$ 430.2	$ 526.3	$ 498.0	$ 457.0
Share issuance (in shares) | shares			5,300,000
Share issuance			$ 49.7
Exercise of stock options (in shares) | shares		1,475,618	1,186,547
Exercise of stock options			$ 0.0
Unwinding of Non-controlling interest		$ (0.6)	$ 0.3
Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares) | shares		544,000	40,404
Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	177,800,000	177,800,000	175,300,000	176,100,000	163,200,000
Equity	$ 776.8	$ 776.8	$ 768.5	$ 772.4	$ 672.1
Exercise of stock options (in shares) | shares		1,200,000	1,100,000
Exercise of stock options		$ 0.6	$ 0.2
Unwinding of Non-controlling interest		$ (0.4)
Issued capital | Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares) | shares		500,000
Outstanding Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	177,800,000	177,800,000		176,100,000	163,200,000
Equity	$ 776.8	$ 776.8		$ 772.4	$ 672.1
Share issuance (in shares) | shares				5,300,000
Share issuance				$ 49.7
Exercise of stock options (in shares) | shares		1,200,000		1,600,000
Exercise of stock options		$ 0.6		$ 0.5
Exercise of warrants (in shares) | shares				5,700,000
Surrender of Warrants Due to Make-Whole Exercise, USD				$ 46.0
Unwinding of Non-controlling interest		$ (0.4)
Outstanding Capital | Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares) | shares	500,000			300,000
Restricted share units settled	$ 4.2			$ 4.1